Expense Example {- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund Retail PRO-11 - Fidelity® Stock Selector Small Cap Fund - Fidelity Stock Selector Small Cap Fund-Retail Class
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 104
3 years	325
5 years	563
10 years	$ 1,248